Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions

NOTE 5 - ACQUISITIONS

Wowio, LLC

On June 29, 2009, Wowio Texas entered into a securities purchase agreement (the “Agreement”) with Platinum Studios, Inc. (“Platinum”) pursuant to which Platinum agreed to transfer to the Company, all of the membership interests of Wowio, LLC (a Pennsylvania Limited Liability Company and wholly owned subsidiary of Platinum) (“Wowio Penn”) in exchange for total consideration of $3,150,000, comprised of assumed liabilities of approximately $1,636,000, including $794,518 of amounts owed to Brian Altounian, the Company’s CEO, and an additional $1,514,000 to be paid via royalty at a rate of 20% of gross revenues generated from acquired assets. Subsequent to the $1,514,000 being satisfied, such royalty rate shall reduce to 10% of net revenues generated in perpetuity.

At the time of acquisition, the Company determined that the likelihood of such payable was probable through 2014. Accordingly, it recorded the fair value of the $1,514,000 liability herein of $1,017,000 on the date of acquisition based on expected repayment. Subsequently, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that a portion of the acquisition related liabilities related to the additional purchase price consideration should be extinguished against the intangible assets impairment charge as the likelihood of paying those amounts was remote as of December 31, 2012. The related loss from change in fair value of approximately $31,000 and $91,000 for the three and nine months ended September 30, 2012, respectively, has been recorded as change in fair value of contingent consideration related to acquisition in the accompanying condensed consolidated statements of operations.

Drunk Duck

On May 5, 2010, Wowio Texas entered into an asset purchase agreement with Platinum pursuant to which Platinum agreed to transfer to the Company, all of the ownership interests in the assets, including related websites, of Drunk Duck (the “Duck”) in exchange for total consideration of $1,000,000 in cash of which $350,000 of such amount had been previously paid, $150,000 was due from July 2010 – October 2010 and $500,000 is to be paid in quarterly installments equal to a minimum of 10% of net revenue derived from the purchased assets. As a security interest, Platinum retained a 10% ownership position in the assets, which is being reduced proportionately, as payments are made to Platinum. As of September 30, 2013, Platinum retained ownership of 6.5% of the assets, as a result of amounts owed to Platinum under the purchase agreement.

At the time of acquisition, the Company determined that the likelihood of such payable was probable through 2014. Accordingly, it recorded the fair value of the $500,000 liability herein of $362,000 on the date of acquisition based on estimated repayment. Subsequently, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that a portion of the acquisition related liabilities related to the additional purchase price consideration should be extinguished against the intangible assets impairment charge as the likelihood of paying those amounts was remote as of December 31, 2012. The related loss from change in fair value of approximately $11,000 and $33,000 for the three and nine months ended September 30, 2012, respectively, has been recorded as change in fair value of contingent consideration related to acquisition in the accompanying condensed consolidated statements of operations.

Spacedog Entertainment, Inc.

Effective May 15, 2010, Wowio Texas entered into a securities purchase agreement with Spacedog Entertainment, Inc. (a New York S-Corporation) (“SDE”) pursuant to which SDE agreed to transfer to Wowio, Inc., all of the common stock of SDE in exchange for total consideration of $1,650,000, comprised of $107,000 in cash, 15,430,000 shares of common stock (valued at $1,543,000 - based on the estimated fair value on the measurement date) and an additional $1,000,000 to be paid via royalty at a rate of 100% of gross revenues generated from SDE assets. Subsequent to the $1,000,000 being satisfied, the seller shall no longer be entitled to receive any further royalties. In accordance with the agreement, the Company neither assumed nor became responsible, in any way, for any liabilities, debts or other obligations of SDE.

At the time of acquisition, the Company determined that the likelihood of such payable was probable through 2014. Accordingly, it recorded the fair value of the $1,000,000 liability herein of $724,000 on the date of acquisition based on estimated repayment. On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000. In connection with the reduction in the contingent royalty liability, the fair value of the liability based on estimated payment was reduced by $425,459. The 2,550,000 shares of common stock were received by the Company on May 10, 2013 (see Note 7). Subsequently, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that a portion of the acquisition related liabilities related to the additional purchase price consideration should be extinguished against the intangible assets impairment charge as the likelihood of paying those amounts was remote as of December 31, 2012. The related loss from change in fair value of approximately $20,000 and $60,000 for the three and nine months ended September 30, 2012, respectively, has been recorded as change in fair value of contingent consideration related to acquisition in the accompanying condensed consolidated statements of operations.

5. ACQUISITIONS

Wowio, LLC

On June 29, 2009, Wowio Texas entered into an asset purchase agreement (the “Agreement”) with Platinum pursuant to which Platinum agreed to transfer to the Company, all of the ownership interests in the assets and certain liabilities of Wowio, LLC (a Pennsylvania Limited Liability Company and wholly owned subsidiary of Platinum) (“Wowio Penn”) in exchange for total consideration of $3,150,000, comprised of assumed liabilities of approximately $1,636,000, including $794,518 of amounts owed to Brian Altounian (of which $112,535 and $211,000 were still outstanding at December 31, 2012 and 2011, respectively), a senior officer of Platinum’s who then became the Company’s CEO, and an additional $1,514,000 to be paid to Platinum Studios via royalty at a rate of 20% of gross revenues generated from acquired assets. Subsequent to the $1,514,000 being satisfied, such royalty rate due Platinum shall reduce to 10% of net revenues generated in perpetuity.

Wowio Texas acquired Wowio Penn to position itself for growth in the digital media industry. Management believed that the digital distribution of eBook content would eventually include an advertising-supported pricing model so the Company pursued the business process patent application to protect the insertion of ads into eBooks, such patent (#7,848,951) was issued by the U.S. Patent & Trademark Office on December 7, 2010. Wowio Penn complemented the Company’s plans to develop, produce, distribute and monetize its proprietary library of creative content across its online brand development platforms.

Mr. Altounian was a senior officer of Platinum and had been responsible for day-to-day activities of Wowio Penn since its acquisition by Platinum. Mr. Altounian was the Platinum’s President and Chief Operating Officer from January 2006 through May 2011 before resigning from Platinum on May 17, 2011.

The purchase price approximates the following:

Assumed liabilities	$841,000
Assumed liabilities – related party	795,000
Due under royalty stream (1)	1,017,000

$2,653,000

(1) At the time of acquisition, management determined that the likelihood of such payable was probable through 2014. Accordingly, it booked the fair value of the $1,514,000 liability herein of $1,017,000 based on expected repayment. Subsequently, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that a portion of the acquisition related liabilities should be extinguished against the intangible assets impairment charge as the likelihood of paying those amounts was remote as of December 31, 2012. At December 31, 2012 and 2011, the fair values of such liabilities were approximately $0 and $1,181,000, respectively. The related change in fair value for the year ended December 31, 2012 and 2011 was approximately $123,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets of Wowio Penn as of June 29, 2009, the effective date of the acquisition:

Identifiable intangibles:	$2,387,700
Patent	265,300
Website	$2,653,000

Drunk Duck

On May 5, 2010, Wowio Texas entered into another asset purchase agreement with Platinum pursuant to which Platinum agreed to transfer to the Company, all of the ownership interests in the assets, including related websites, of Drunk Duck (the “Duck”) in exchange for total consideration of $1,000,000 in cash, of which $350,000 of such amount had been previously paid, $150,000 was due from July 2010 – October 2010 and $500,000 is to be paid in quarterly installments equal to a minimum of 10% of net revenue derived from the purchased assets. As a security interest, Platinum retained a 10% ownership position in the assets, which is being reduced proportionately, as payments are made to Platinum. As of December 31, 2012 and 2011, Platinum retained ownership of 6.5% of the assets, as a result of amounts owed to Platinum under the purchase agreement.

On the Duck website, traditional online advertising generates revenues for the Company through banner ads based on traffic flow and click-through rate. Management believed that the social community and the traffic flow on Duck would be beneficial as an acquisition for a number of reasons. First of all, as a brand development platform for comic-related material, the Duck’s supportive, interactive and engaged user base would give valuable market feedback before a brand was launched in a more formal manner. In addition, the amount of daily and monthly traffic, including the quality of that traffic (in terms of length of time this community’s users stayed on the site) would generate significant online advertising revenues for the Company.

The purchase price has been determined as follows:

Cash	$350,000
Seller	150,000
Due under royalty stream (1)	362,000

$862,000

(1) At the time of acquisition, management determined that the likelihood of such payable was probable through 2014. Accordingly, it booked the fair value of the $500,000 liability herein of $362,000 based on estimated repayment. Subsequently, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that a portion of the acquisition related liabilities should be extinguished against the intangible assets impairment charge as the likelihood of paying those amounts was remote as of December 31, 2012. At December 31, 2012 and 2011, the fair values of such liabilities were approximately $0 and $425,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 was approximately $0 and $40,000, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations. There was no change in the fair value of the related liability during 2012 due to a change in the timing of the projected payments.

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets of the Duck as of May 5, 2010, the effective date of the acquisition:

Identifiable intangibles:
Website	$862,000

The fair values assigned to identifiable intangible assets acquired were based on estimates and assumptions determined by management.

Spacedog Entertainment, Inc.

Effective May 15, 2010, Wowio Texas entered into a securities purchase agreement with Spacedog Entertainment, Inc. (a New York S-Corporation) (“SDE”) pursuant to which SDE agreed to transfer to Wowio, Inc., all of the common stock of SDE in exchange for total consideration of $1,650,000, comprised of $107,000 in cash, 15,430,000 shares of common stock (valued at $1,543,000 - based on the estimated fair value on the measurement date) and an additional $1,000,000 to be paid via royalty at a rate of 100% of gross revenues generated from SDE assets. Subsequent to the $1,000,000 being satisfied, the seller shall no longer be entitled to receive any further royalties. In accordance with the agreement, the Company neither assumed nor became responsible, in any way, for any liabilities, debts or other obligations of SDE. The SDE legal entity was dissolved in July 2011 and operations are maintained within Wowio, Inc.

Management believes that SDE’s mission is aligned with the Company’s multi-platform distribution model. SDE created, acquired, licensed and developed creative intellectual property (stories, comic books, graphic novels, scripts, treatments, story concepts and novels) and marketed that content more like traditional brands, where revenue sources are broad and multi-faceted. SDE’s approach to building world-class intellectual properties centers on the blurring of the lines between traditional and new media, multiple distribution channels and emerging technologies. By leveraging various partners, SDE is able to develop and distribute IP that builds greater brand awareness. Management determined, owning a library of creative content that could be distributed across the Company’s own digital distribution platforms made synergistic sense.

The purchase price has been determined as follows:

Cash	$107,000
Common stock (15,430,000 shares)	1,543,000
Due under royalty stream (1)	724,000

$2,374,000

(1) At the time of acquisition, management determined that the likelihood of such royalty payable was probable through 2014. Accordingly, it booked the fair value of the $1,000,000 liability herein of $724,000 based on estimated repayment. Subsequently, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that a portion of the acquisition related liabilities should be extinguished against the intangible assets impairment charge as the likelihood of paying those amounts was remote as of December 31, 2012. At December 31, 2012 and 2011, the fair values of such liabilities were $0 and $770,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 of approximately $81,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets and liabilities of SDE as of May 15, 2010, the effective date of the acquisition:

Identifiable intangibles:
Content library	$3,334,000
Deferred tax liability	(960,000)

$2,374,000

The fair values assigned to identifiable intangible assets acquired were based on estimates and assumptions determined by management. At December 31, 2011, the Company recorded an impairment charge on the content library of approximately $1,720,000. On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000. In connection with the reduction in the contingent royalty liability, the fair value of the liability based on the estimated repayment was reduced by $425,459. The 2,550,000 shares of common stock were received by the Company on May 10, 2013 and are reflected as a stockholder receivable in the accompanying balance sheet as of December 31, 2012 (see Note 8).